FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
20.	FAIR VALUE MEASUREMENT

In accordance with ASC 820, the Group measures the fair value of the Structured deposit with foreign currency contract component (Note 5) using an income approach based on other inputs that are observable (Level 2) in the market.

The Group measures certain financial assets, including cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group's non-financial assets, such as intangible assets and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

Assets measured or disclosed at fair value are summarized below:

		Fair value measurement at December 31, 2014
	Total fair value at December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value disclosure
Cash equivalents
Fixed-rate investments	80,000	-	80,000	-
Adjustable-rate investments	30,000	-	30,000	-
Time deposits	415,903	-	415,903	-
Total	525,903	-	525,903	-

Fair value measurement
Recurring
Structured deposit (Note 5)	70,182	-	70,182	-
Total	70,182	-	70,182	-

Assets measured or disclosed at fair value are summarized below:

			Fair value measurement at December 31, 2015
	Total fair value at December 31, 2015		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
Fair value disclosure
Cash equivalents
Fixed-rate investments	240,646	37,149	-	240,646	-
Adjustable-rate investments	42,501	6,561	-	42,501	-
Time deposits	1,220,797	188,459	-	1,220,797	-
Total	1,503,944	232,169	-	1,503,944	-

Fair value measurement
Recurring
Structured deposit (Note 5)	45,540	7,030	-	45,540	-
Total	45,540	7,030	-	45,540	-